Project Finance Facility (Detail) (Collateralized, Project finance facility, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Collateralized | Project finance facility
Debt Instrument [Line Items]
Balance at beginning	$ 100.0	$ 150.0
Loan repayments	(100.0)	(50.0)
Balance at end		$ 100.0